RELATED PARTY TRANSACTIONS - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Power purchase and revenue agreements	$ 103	$ 286	$ 558
Wind levelization agreement	0	0	1
Total related party revenues	103	286	559
Direct operating costs
Energy purchases	0	0	(22)
Energy marketing & other services	(8)	(4)	(20)
Insurance services	(26)	(24)	(23)
Total related party direct operating costs	(34)	(28)	(65)
Interest expense
Borrowings	(2)	(2)	(7)
Contract balance accretion	(21)	(13)	(8)
Interest expense	(23)	(15)	(15)
Management service costs	(288)	(235)	(135)
Brookfield Asset Management
Direct operating costs
Insurance services	$ 0	$ 0	$ (1)